Fair Value of Financial Instruments	12 Months Ended
Jul. 31, 2021
Disclosure Of Fair Value Of Financial Instruments Explanatory [Abstract]
Fair Value of Financial Instruments

32. Fair Value of Financial Instruments

The fair values of the financial instruments as at July 31, 2021 are summarized in the following table:

		Amortized
		cost		FVTPL		Total
Assets		$		$		$
Cash and cash equivalents		67,462		-		67,462
Restricted funds		132,246		-		132,246
Trade receivables		37,421		-		37,421
Commodity taxes recoverable and other receivables		13,549		-		13,549
Lease receivable - long term		4,453		-		4,453
Long - term investments		-		2,492		2,492
Liabilities	$		$		$
Accounts payable and accrued liabilities		63,557		-		63,557
Warrant liability		-		5,733		5,733
Convertible debt- current		3,406		-		3,406
Convertible debt		33,089				33,089
Senior secured convertible note - current		-		367,699		367,699
Loans and borrowings - current		50,159				50,159
Other long-term liabilities(1)		-		520		520

[1] Financial liability designated as FVTPL.

The fair values of the financial instruments as at July 31, 2020 are summarized in the following table:

		Amortized
		cost		FVTPL		Total
Assets		$		$		$
Cash and cash equivalents		184,173		-		184,173
Restricted funds		8,261		-		8,261
Trade receivables		19,426		-		19,426
Commodity taxes recoverable and other receivables		16,773		-		16,773
Lease receivable - long term		3,865		-		3,865
Long - term investments		-		3,209		3,209
Liabilities	$		$		$
Accounts payable and accrued liabilities		32,451		-		32,451
Warrant liability		-		3,450		3,450
Convertible debentures		28,969		-		28,969
Term loan - current		29,930		-		29,930
Other long-term liabilities(1)		-		393		393

[1] Financial liability designated as FVTPL.

The carrying values of cash and cash equivalents, restricted funds, cash held in escrow, short term investments, trade and other receivables, lease receivables, accounts payable and accrued liabilities, lease liabilities and term loan approximate their fair values due to their relatively short periods to maturity.